Fees and commissions income (Tables)	12 Months Ended
Mar. 31, 2013
Other Income and Other Expense Disclosure

Details of Fees and commissions income for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	(in millions of yen)
Securities-related business	125,534	116,567	132,787
Deposits, debentures and lending business	95,209	97,509	113,989
Remittance business	105,314	105,015	104,574
Trust fees	47,201	45,990	45,621
Fees for other customer services	208,842	210,332	215,837

Total	582,100	575,413	612,808